Investments accounted for using the equity method - share of earnings of investments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interests In Other Entities [Abstract]
Joint Ventures	€ 390	€ 291	€ 155
Associates	9	7	(27)
Other	10	15	2
Net profit (loss)	€ 409	€ 313	€ 130